Loan And Credit Lines (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Bank Guarantees [Member]	Dec. 31, 2013 Credit Agreement [Member]	Mar. 31, 2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Principal amount	$ 35,000
Libor spread	3.15%	3.40%	3.21%
Libor update period	3 months
Accrued interest	68
Number of quarterly debt installments	17
Maximum borrowing capacity under the credit agreement	73,500			40,200	73,500	113,700
Credit agreement, expiration date	Mar. 14, 2016
Line of credit outstanding amount	57,226				57,226
Bank guarantees, amount outstanding	$ 36,706
Interest rate description	LIBOR+3.21% to LABOR+3.4%